Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Assets
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	182,503	170,565
Restricted cash	61,708	51,473
Short-term investments	5,000	2,936
Contract assets, net of allowance for doubtful accounts	71,085	74,944
Account receivable, net of allowance for doubtful accounts	113,433	132,458
Insurance premium receivables, net of allowance for doubtful accounts	1,763	1,141
Amounts due from related parties	229	635
Prepaid expense and other receivables, net of allowance for doubtful accounts	91,618	104,093

Total current assets	527,339	538,245

Non-current assets
Restricted cash	29,883	29,683
Contract assets, net of allowance for doubtful accounts	28,435	36,638
Property, Plant and Equipment, net	46,267	37,516
Intangible assets, net	45,483	44,080
Long-term investments	56,786	53,786
Operating lease right-of-use assets	19,039	14,509
Goodwill	461	—
Other non-current assets	120	1,133

Total non-current assets	226,474	217,345

Total assets	753,813	755,590

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Liabilities and Shareholders’ Equity
Short-term borrowings	50,000	53,000
Accounts payable	156,692	155,104
Insurance premium payables	56,042	41,295
Other payables and accrued expenses	169,647	175,450
Payroll and welfare payable	26,964	46,617
Income taxes payable	2,234	2,405
Operating lease liabilities	14,953	14,748
Amounts due to related parties	2,495	—

Total current liabilities	479,027	488,619

Non-current liabilities
Long-term borrowings	—	6,990
Deferred tax liabilities	10,971	10,100
Operating lease liabilities	24,082	12,577
Other non-current liability	—	4,746

Total non-current liabilities	35,053	34,413

Total liabilities	514,080	523,032

Total shareholders’ equity attributable to Huize Holding Limited shareholders	229,156	220,937

Non-controlling interests	10,577	11,621

Total shareholders’ equity	239,733	232,558

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating revenue	1,173,322	1,009,140	825,663

Gross profit	442,486	344,518	302,505

Net profit/(loss)	86,082	23,136	(25,332)

Net cash provided by/(used in) operating activities	149,531	4,300	(26,597)

Net cash used in investing activities	(59,022)	(14,323)	(6,676)

Net cash provided by/(used in) financing activities	(120,119)	24,002	10,607

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Buildings	32 years	5%
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets with finite lives represent domain name, purchased computer software and customer relationship acquired from business combination. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Software and system	3~10 years	0%
Customer Relationship	17 years	0%

Summary of Revenue by Major Customers by Reporting Segments
The following table sets forth the segment information for revenue, segment profit (loss), and significant expenses:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total operating revenue	1,195,552	1,248,914	1,582,240
Less:
Significant segment expenses
- Channel cost	647,354	796,879	1,097,838
- Advertising and marketing expense	31,148	36,566	47,716
- Payroll of insurance consultants	92,035	58,617	56,042
- Other segment items (1)	354,461	356,286	377,106

Segment net income	70,554	566	3,538

Note:

(1)
Other segment items included in consolidated net income mainly are general and administrative expenses, research and development expenses, selling expenses excluding advertising and marketing expense, interest expenses and others, net which are reflected in the consolidated statements of comprehensive income/(loss).

Summary of Operating Revenue and Long-lived Assets by Geographic location
The following table presents operating revenue and long-lived assets by geographic location:

	Operating revenue			Long-live assets
	For the Year Ended December 31,			As of December 31,
	2023	2024	2025	2023	2024	2025
	RMB	RMB	RMB	RMB	RMB	RMB
PRC Mainland	1,173,322	1,009,140	811,295	235,900	122,087	105,812
Hong Kong	20,587	235,191	755,200	1,646	2,749	7,226
Others	1,643	4,583	15,745	9,195	9,678	9,565

Total	1,195,552	1,248,914	1,582,240	246,741	134,514	122,603

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	%	%	%
Customer A	24	*	*
Customer H	12	*	*

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	Year Ended December 31
	2024	2025
	%	%
Customer A	16	*

* Less than 10% of the Group total amount

Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents
Details of the banks which accounted for 10% or more of cash and cash equivalents and restricted cash are as follows:

	Year Ended December 31
	2024	2025
	%	%
Bank A	43	44
Bank C	17	15
Bank D	11	*
Bank E	*	21

* Less than 10% of the Group total amount

Summary of Disaggregation of revenues
Disaggregation of revenues

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Brokerage income
- Life and Health insurance business	1,043,497	1,056,981	1,377,768
- Property and Casualty insurance business	101,036	136,846	145,779

Brokerage income subtotal	1,144,533	1,193,827	1,523,547

Other income	51,019	55,087	58,693

Total operating revenue	1,195,552	1,248,914	1,582,240